ORGANIZATION AND PLANS OF BUSINESS OPERATIONS	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
ORGANIZATION AND PLANS OF BUSINESS OPERATIONS

NOTE 1. ORGANIZATION AND PLANS OF BUSINESS OPERATIONS

Organization and General

Aurora Technology Acquisition Corporation (the “Company”) was incorporated as a Cayman Islands exempted company on August 6, 2021. The Company is a blank check company formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization, recapitalization or similar business combination with one or more businesses (a “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

Sponsor and Initial Financing

As of June 30, 2023, the Company had not commenced any operations. All activity through June 30, 2023 relates to the Company’s formation, the initial public offering (the “Initial Public Offering” or “IPO”), which is described below, and identifying a target for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Initial Public Offering was declared effective on February 7, 2022. On February 9, 2022, the Company consummated the Initial Public Offering of 20,200,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), which includes the exercise by the underwriter of its over-allotment option in the amount of 200,000 Units, at $10.00 per Unit, generating gross proceeds of $202,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 6,470,000 warrants (each, a “Private Placement Warrant” and, collectively, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to ATAC Sponsor LLC (the “Sponsor”), generating gross proceeds of $6,470,000, which is described in Note 4.

Transaction costs related to the consummation of the IPO on February 9, 2022, amounted to $29,192,787, consisting of $2,525,000 of underwriting discount, $7,070,000 of deferred underwriting fees, over-allotment option liability of $258,440, $3,030,000 for issuance of representative shares, $15,596,420 fair value of rights underlying the Units, and $712,927 of actual offering costs. In addition, on February 9, 2022, cash of $1,468,333 was held outside of the Trust Account (as defined below) and was available for the payment of offering costs and for working capital purposes.

The Trust Account

Following the closing of the Initial Public Offering on February 9, 2022 (“IPO Closing Date”), an amount of $204,020,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”). The funds in the Trust Account is invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Company will not be permitted to withdraw any of the principal or interest held in the Trust Account except for the withdrawal of interest to pay taxes, if any. The funds held in the Trust Account will not otherwise be released from the trust account until the earliest of: (i) the Company’s completion of a Business Combination; (ii) the redemption of any Public Shares properly submitted in connection with a shareholder vote to amend the Company’s Amendment No. 1 to the Amended and Restated Memorandum of Association, and (iii) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 12 months (or up to 24 months, if applicable) from the IPO Closing Date (the “Combination Period”).

On February 3, 2023 in connection with its Extraordinary General Meeting held on February 3, 2023 (the “February Extraordinary General Meeting”), the Company and Continental Stock Transfer & Trust Company (the “Trustee”) entered into Amendment No. 1 to the Investment Management Trust Agreement dated February 7, 2022 to allow the Company to extend the date by which it has to consummate a business combination six times for an additional one month each time from February 9, 2023 to August 9, 2023, extending the Combination period up to 24 months, if applicable, by depositing into the Trust Account for each one-month extension the lesser of $135,000 or $0.045 per share multiplied by the number of public shares then outstanding. As of June 30, 2023, the Company exercised five of the one-month extensions, depositing a total of $675,000 into the Trust Account to fund the extensions.

Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds from the Initial Public Offering, although substantially all of the net proceeds from the Initial Public Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a Target Business. As used herein, “Target Business” means one or more target businesses that together have an aggregate fair market value equal to at least 80% of the value of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on the interest earned on the trust account) at the time of the signing of a definitive agreement in connection with a Business Combination.

Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its public shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination, either (i) in connection with a shareholder meeting called to approve such Business Combination or (ii) by means of a tender offer. The public shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account, calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. The per-share amount to be distributed to the public shareholders who redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter in connection with the IPO (as discussed in Note 6). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. As a result, shares are recorded at their redemption amount and classified as temporary equity, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity” (“ASC 480”).

The decision as to whether the Company will seek shareholder approval of a Business Combination or will allow shareholders to sell their shares in a tender offer will be made by the Company, in its sole discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval unless a vote is required by law or stock exchange listing requirements. If the Company seeks shareholder approval, it will complete its Business Combination only if a majority of the Company’s ordinary shares entitled to vote thereon are voted in favor of such Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 upon consummation of a Business Combination. In such case, the Company would not proceed with the redemption of its Public Shares and the related Business Combination, and instead may search for an alternate Business Combination.

The Company has until February 7, 2024, to complete its initial Business Combination, if we exercise out right to extend as approved in the Extraordinary General Meeting held on July 27, 2023; provided the Company, by resolution of the board of directors if requested by the Sponsor, extends the period of time to consummate the initial Business Combination up to six times, each by an additional one month (for a total of up to 24 months from the date of the Initial Public Offering to complete the Business Combination), subject to the Sponsor depositing additional funds into the Trust Account (each one month period individually, an “Extension Period”) pursuant to the Company’s Amendment No. 1 to the Amended and Restated Memorandum of Association. If the Company does not complete a Business Combination by such date (or such longer period as described above), the Company shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than 10 business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less up to $50,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete its initial Business Combination by August 9, 2023, or within any applicable Extension Period. The Company’s “initial shareholders” (as defined below) have entered into a letter agreement with the Company, pursuant to which the initial shareholders have waived their rights to liquidating distributions from the Trust Account with respect to their Founder Shares (as defined in Note 5) if the Company fails to complete its initial Business Combination by August 9, 2023, or within any applicable Extension Period. However, if any initial shareholders acquire Public Shares, such initial shareholders will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete its initial Business Combination by August 9, 2023, or within any applicable Extension Period. As used herein, the term “initial shareholders” refers to the holders of Founder Shares prior to the IPO.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent auditors) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.10 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, due to reductions in value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, then the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to have all third parties, including, but not limited to, all vendors, service providers (other than its independent registered public accounting firm), prospective target businesses and other entities with which the Company does business execute agreements with the Company waiving any right, title, interest or claims of any kind in or to any monies held in the Trust Account.

On February 26, 2023 (the “Signing Date”), Aurora Technology Acquisition Corp., a Cayman Islands exempted company (which shall migrate to and domesticate as a Delaware corporation prior to the Closing, as defined below) (“ATAK”), entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), among ATAK, Aurora Technology Merger Sub Corp., a Nevada corporation and a direct, wholly-owned subsidiary of ATAK (“Merger Sub”), and DIH Holding US, Inc., a Nevada corporation (“DIH”). ATAK and DIH are each individually referred to herein as a “Party” and, collectively, the “Parties.”

The Business Combination Agreement has been approved by the board of directors of each of ATAK and Merger Sub and DIH, respectively. The transactions contemplated by the Business Combination Agreement are referred to as the “Business Combination.”

Following the time of the closing of the Business Combination (the “Closing,” and the date on which the Closing occurs, the “Closing Date”), the combined company will be organized as a Delaware corporation, in which substantially all of the assets and the business of the combined company will be held by DIH. The combined company’s business will continue to operate through DIH and its subsidiaries. In connection with the Closing, ATAK will change its name to “DIH Holding US, Inc.” (such company after the Closing, “New DIH”).

Liquidity and Going Concern

As of June 30, 2023 and December 31, 2022, the Company had $6,193 and $191,103 in operating cash, respectively, and working capital (deficit) of $(3,025,689) and $38,542, respectively.

The Company’s liquidity needs up to June 30, 2023 had been satisfied through a payment from the Sponsor of $25,000 for Class B ordinary shares, par value $0.0001 per share (see Note 5), and proceeds from the Initial Public Offering and the issuance of the Private Placement Warrants. Additionally, the Company drew on unsecured promissory notes to pay certain offering costs and extension payments.

The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. The Company may need to raise additional capital through loans or additional investments from its Sponsor, shareholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Risks and Uncertainties

Results of operations and the Company’s ability to complete an Initial Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond its control. The business could be impacted by, among other things, downturns in the financial markets or in economic conditions, inflation, increases in interest rates, adverse developments affecting the financial services industry, and geopolitical instability, such as the military conflict in the Ukraine. The Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact our business and our ability to complete an Initial Business Combination. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. The IR Act applies only to repurchases that occur after December 31, 2022.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

The Company will continue to monitor for updates to the Company’s business along with guidance issued with respect to the IR Act to determine whether any adjustments are needed to the Company’s tax provision in future periods.

NOTE 1. ORGANIZATION AND PLANS OF BUSINESS OPERATIONS

Organization and General

Aurora Technology Acquisition Corporation (the “Company”) was incorporated as a Cayman Islands exempted company on August 6, 2021. The Company is a blank check company formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization, recapitalization or similar business combination with one or more businesses (a “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

Sponsor and Initial Financing

As of December 31, 2022, the Company had not commenced any operations. All activity through December 31, 2022 relates to the Company’s formation, the initial public offering (the “Initial Public Offering” or “IPO”), which is described below, and identifying a target for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Initial Public Offering was declared effective on February 7, 2022. On February 9, 2022, the Company consummated the Initial Public Offering of 20,200,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), which includes the partial exercise by the underwriter of its over-allotment option in the amount of 200,000 Units, at $10.00 per Unit, generating gross proceeds of $202,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 6,470,000 warrants (each, a “Private Placement Warrant” and, collectively, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to ATAC Sponsor LLC (the “Sponsor”), generating gross proceeds of $6,470,000, which is described in Note 4.

Transaction costs related to the consummation of the IPO on February 9, 2022, amounted to $29,192,787, consisting of $2,525,000 of underwriting fees, $7,070,000 of deferred underwriting fees, over-allotment option liability of $258,440, $3,030,000 for issuance of representative shares,$15,596,420 fair value of rights underlying the Units, and $712,927 of actual offering costs. In addition, on February 9, 2022, cash of $1,468,333 was held outside of the Trust Account (as defined below) and was available for the payment of offering costs and for working capital purposes.

The Trust Account

Following the closing of the Initial Public Offering on February 9, 2022 (“IPO Closing Date”), an amount of $204,020,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”). The funds in the Trust Account is invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Company will not be permitted to withdraw any of the principal or interest held in the Trust Account except for the withdrawal of interest to pay taxes, if any. The funds held in the Trust Account will not otherwise be released from the trust account until the earliest of: (i) the Company’s completion of a Business Combination; (ii) the redemption of any Public Shares properly submitted in connection with a shareholder vote to amend the Company’s Amended and Restated Memorandum of Association, and (iii) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 12 months (or up to 18 months, if applicable) from the IPO Closing Date (the “Combination Period”).

Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds from the Initial Public Offering, although substantially all of the net proceeds from the Initial Public Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a Target Business. As used herein, “Target Business” means one or more target businesses that together have an aggregate fair market value equal to at least 80% of the value of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on the interest earned on the trust account) at the time of the signing of a definitive agreement in connection with a Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its public shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination, either (i) in connection with a shareholder meeting called to approve such Business Combination or (ii) by means of a tender offer. The public shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account, calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. The per-share amount to be distributed to the public shareholders who redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter in connection with the IPO (as discussed in Note 6). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. As a result, shares are recorded at their redemption amount and classified as temporary equity, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity” (“ASC 480”).

The decision as to whether the Company will seek shareholder approval of a Business Combination or will allow shareholders to sell their shares in a tender offer will be made by the Company, in its sole discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval unless a vote is required by law or stock exchange listing requirements. If the Company seeks shareholder approval, it will complete its Business Combination only if a majority of the Company’s ordinary shares entitled to vote thereon are voted in favor of such Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 upon consummation of a Business Combination. In such case, the Company would not proceed with the redemption of its Public Shares and the related Business Combination, and instead may search for an alternate Business Combination.

The Company has until of February 9, 2023 (or until August 9, 2023 if the company exercises its right to extend the Combination Period six (6) times for an additional one (1) month each time (see Note 10)), to complete its initial Business Combination; provided the Company may, by resolution of the board of directors if requested by the Sponsor, extend the period of time to consummate the initial Business Combination up to two times, each by an additional three months (for a total of up to 18 months to complete the Business Combination), subject to the Sponsor depositing additional funds into the Trust Account (each three month period individually, an “Extension Period”) pursuant to the Company’s Amended and Restated Memorandum of Association. If the Company does not complete a Business Combination by such date (or such longer period as described above), the Company shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than 10 business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less up to $50,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete its initial Business Combination by February 9, 2023, or within any applicable Extension Period. The Company’s “initial shareholders” (as defined below), have entered into a letter agreement with the Company, pursuant to which the initial shareholders have waived their rights to liquidating distributions from the Trust Account with respect to their Founder Shares (as defined in Note 5) if the Company fails to complete its initial Business Combination by February 9, 2023, or within any applicable Extension Period. However, if any initial shareholders acquire Public Shares, such initial shareholders will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete its initial Business Combination by February 9, 2023, or within any applicable Extension Period. As used herein, the term “initial shareholders” refers to the holders of Founder Shares prior to the IPO.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent auditors) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.10 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, due to reductions in value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, then the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to have all third parties, including, but not limited to, all vendors, service providers (other than its independent registered public accounting firm), prospective target businesses and other entities with which the Company does business execute agreements with the Company waiving any right, title, interest or claims of any kind in or to any monies held in the Trust Account.

Liquidity and Going Concern

As of December 31, 2022, the Company had $191,103 in operating cash and working capital of $38,542.

The Company’s liquidity needs up to December 31, 2022 had been satisfied through a payment from the Sponsor of $25,000 for Class B ordinary shares, par value $0.0001 per share (see Note 5), and proceeds from the Initial Public Offering and the issuance of the Private Placement Warrants. Additionally, the Company drew on an unsecured promissory note to pay certain offering costs.

The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. The Company may need to raise additional capital through loans or additional investments from its Sponsor, shareholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. The Company has until February 9, 2023 (or until August 9, 2023 if the company exercises its right to extend the Combination Period six (6) times for an additional one (1) month each time (see Note 10)) to complete its initial Business Combination or else it will be subject to mandatory liquidation. conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on market conditions, along with the ongoing conflict between Russia and Ukraine, and resulting market volatility and has concluded that while it is reasonably possible that these events could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

The ongoing conflict in Ukraine—along with the responses of the governments of the United States, European Union (“EU”) member states, the United Kingdom, and other nations—have the potential to materially adversely affect a potential target business’s operations or assets in—or (direct or indirect) dealings with parties organized or located within—Ukraine, Russia, and Belarus. Due to recent geopolitical developments, the United States, European Union, United Kingdom, and other nations have announced or threatened new sanctions and export restrictions targeting Russian and Belarusian individuals and entities, as well as disputed territories within Ukraine. Russia and its allies may respond with countermeasures, which could further restrict the target business’s operations in or related to the foregoing countries. It is unclear how long existing restrictions (and countermeasures) will remain in place or whether new restrictions (or countermeasures) may be imposed. Existing restrictions have negatively impacted the Russian economy, and there can be no guarantee that existing (or new) restrictions or countermeasures will not materially adversely affect the Russian (or global) economy. Any of the foregoing could have a material adverse impact on a potential target business’s financial condition, results of operations, or prospects.

DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
ORGANIZATION AND PLANS OF BUSINESS OPERATIONS

1. Business and Organization

Description of Business

DIH Holding US, Inc. and its subsidiaries (the “Company” or “DIH”), is a global solution provider in blending innovative robotic and virtual reality (“VR”) technologies with clinical integration and insights. Built through the mergers of global-leading niche technologies providers including HOCOMA, a Switzerland-based global leader in robotics for rehabilitation, and MOTEK, a Netherlands-based global leader in sophisticated VR-enabled movement platform powered by real-time integration. DIH is positioning itself as a transformative total smart solutions provider and consolidator in a largely fragmented and manual-labor-driven industry. The Company’s fiscal year ends on March 31.

Merger / Business Combination with Aurora Tech Acquisition Corp.

On February 26, 2023, the Company and Aurora Tech Acquisition Corp. (“ATAK”), a special purpose acquisition company (“SPAC”), entered into a definitive business combination agreement (“Business Combination Agreement”) under which ATAK will combine with the Company to which is expected to be listed on Nasdaq.

Prior to the closing, ATAK will re-domesticate from the Cayman Islands to become a Delaware corporation. At the closing, ATAK will acquire all of the outstanding equity interests of DIH, and stockholders of DIH will receive $250 million in aggregate consideration (the “Aggregate Base Consideration”) in the form of newly-issued shares of New DIH Class A Common Stock, calculated based on a price of $10.00 per share.

In addition to the Aggregate Base Consideration, DIH stockholders may be entitled to receive up to 6,000,000 additional shares of New DIH Class A Common Stock (the “Earnout Shares”), as additional consideration upon satisfaction of the following milestones, during the period beginning on the Closing Date and expiring on the fifth anniversary of the closing date (the “Earnout Period”):

●	1,000,000 Earnout Shares if the volume-weighted average price (“VWAP”) of New DIH Class A Common Stock is equal to or exceeds $12.00 for any 20 trading days during the Earnout Period;
●	1,333,333 Earnout Shares if the VWAP of New DIH Class A Common Stock is equal to or exceeds $13.50 for any 20 trading days during the Earnout Period;
●	1,666,667 Earnout Shares if the VWAP of New DIH Class A Common Stock is equal to or exceeds $15.00 for any 20 trading days during the Earnout Period; and
●	2,000,000 Earnout Shares if the VWAP of New DIH Class A Common Stock is equal to or exceeds $16.50 for any 20 trading days during the Earnout Period.

The transaction, which has been approved by the boards of directors of both the Company and ATAK, is expected to close in the third calendar quarter of 2023 and is subject to approval of ATAK shareholders as well as other customary closing conditions and regulatory approvals.

Liquidity and Capital Resources

As of June 30, 2023, the Company had $1,506 in cash and cash equivalents. The Company’s sources of liquidity have been predominantly from fees received from product sales, services provided, proceeds from lines of credit and long term debt. The Company’s sources of liquidity have enabled the Company to expand the physical footprint, capacity and grow its personnel to expand capabilities and enter new markets.

The Company’s net losses began in 2020 and continued through the three months ended June 30, 2023. The Company’s historical operating losses resulted in an accumulated deficit of $(32,758) as of June 30, 2023. Operating losses were mainly driven by decreased sales during the COVID-19 pandemic due to social distancing measures that affected demand for rehabilitation services, increased expenditures in connection with its implementation of a new financial system (Oracle) and increased compliance costs associated with the European Union Medical Device Regulation (EU MDR). Additionally, DIH had elevated costs related to efforts of adopting to public company standards. During the three months ended June 30, 2023, the Company had negative cash flows from operating activities and operating results. The Company expects to become cash flow positive going forward. Such transition to profitable operations will also be driven by our streamlined organization and cost structure enabled by digitization investments such as the Oracle system implementation as well as expected future revenue growth.

The Company’s gross revenue has increased by 67.4%, from $7,870 to $13,174, for the three months ended June 30, 2022 and 2023, respectively. The Company plans to continue to fund its growth through cash flows from operations and future debt and equity financing. In addition, the Company may receive additional financing specifically through the potential business combination with ATAK as discussed above. The Company believes that its current cash and cash equivalents, together with cash provided by operating activities will provide adequate liquidity through one year from the date that these combined financial statements are issued. The Company is in the process of obtaining debt and equity financing.

The Company’s future liquidity needs may vary materially from those currently planned and will depend on many factors, including the more aggressive and expansive growth plan in the case of becoming a public company, or for any unforeseen reductions in demand.

1. Business and Organization

Description of Business

DIH Holding US, Inc. and its subsidiaries (the “Company” or “DIH”), is a global solution provider in blending innovative robotic and virtual reality (“VR”) technologies with clinical integration and insights. Built through the mergers of global-leading niche technologies providers including HOCOMA, a Switzerland-based global leader in robotics for rehabilitation, and MOTEK, a Netherlands-based global leader in sophisticated VR-enabled movement platform powered by real-time integration. DIH is positioning itself as a transformative total smart solutions provider and consolidator in a largely fragmented and manual-labor-driven industry. The Company’s fiscal year ends on March 31.

Merger / Business Combination with Aurora Tech Acquisition Corp.

On February 26, 2023, the Company and Aurora Tech Acquisition Corp. (“ATAK”), a special purpose acquisition company (“SPAC”), entered into a definitive business combination agreement (“Business Combination Agreement”) under which ATAK will combine with the Company to which is expected to be listed on Nasdaq.

Prior to the closing, ATAK will re-domesticate from the Cayman Islands to become a Delaware corporation. At the closing, ATAK will acquire all of the outstanding equity interests of DIH, and stockholders of DIH will receive $250 million in aggregate consideration (the “Aggregate Base Consideration”) in the form of newly-issued shares of New DIH Class A Common Stock, calculated based on a price of $10.00 per share.

In addition to the Aggregate Base Consideration, DIH stockholders may be entitled to receive up to 6,000,000 additional shares of New DIH Class A Common Stock (the “Earnout Shares”), as additional consideration upon satisfaction of the following milestones, during the period beginning on the Closing Date and expiring on the fifth anniversary of the closing date (the “Earnout Period”):

●	1,000,000 Earnout Shares if the volume-weighted average price (“VWAP”) of New DIH Class A Common Stock is equal to or exceeds $12.00 for any 20 trading days during the Earnout Period;

●	1,333,333 Earnout Shares if the VWAP of New DIH Class A Common Stock is equal to or exceeds $13.50 for any 20 trading days during the Earnout Period;

●	1,666,667 Earnout Shares if the VWAP of New DIH Class A Common Stock is equal to or exceeds $15.00 for any 20 trading days during the Earnout Period; and

●	2,000,000 Earnout Shares if the VWAP of New DIH Class A Common Stock is equal to or exceeds $16.50 for any 20 trading days during the Earnout Period.

The transaction, which has been approved by the boards of directors of both the Company and ATAK, is expected to close in the third calendar quarter of 2023 and is subject to approval of ATAK shareholders as well as other customary closing conditions and regulatory approvals.

Liquidity and Capital Resources

As of March 31, 2023, the Company had $5,560 in cash and cash equivalents. The Company’s sources of liquidity have been predominantly from fees received from product sales, services provided, proceeds from lines of credit and long term debt. The Company’s sources of liquidity have enabled the Company to expand the physical footprint, capacity and grow its personnel to expand capabilities and enter new markets.

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)

The Company’s net losses began in 2020 and continued through the year ended March 31, 2023. The Company’s historical operating losses resulted in an accumulated deficit of $(29,054) as of March 31, 2023. Operating losses were mainly driven by decreased sales during the COVID-19 pandemic due to social distancing measures that affected demand for rehabilitation services, increased expenditures in connection with its implementation of a new financial system (Oracle) and increased compliance costs associated with the European Union Medical Device Regulation (EU MDR). Additionally, DIH had elevated costs related to efforts of adopting to public company standards. During the year ended March 31, 2023, the Company had positive cash flows from operating activities and slightly below break-even operating results. The Company expects to stay cash flow positive going forward. Such transition to profitable operations is driven by our streamlined organization and cost structure enabled by digitization investments such as the Oracle system implementation as well as expected future revenue growth.

The Company’s gross revenue has increased by 12.2%, from $49,038 to $54,998, for the years ended March 31, 2022 and 2023, respectively. The Company did not comply with certain loan covenant as of March 31, 2023. These covenants were developed based on pre-pandemic growth trajectories, and as such, the Company has since received a waiver for the Company’s failure to comply with the loan covenant, which are discussed further at Note 11. The Company plans to continue to fund its growth through cash flows from operations and future debt and equity financing. In addition, the Company may receive additional financing specifically through the potential business combination with ATAK as discussed above. The Company believes that its current cash and cash equivalents, together with cash provided by operating activities will provide adequate liquidity through one year from the date that these combined financial statements are issued. The Company is in the process of obtaining debt and equity financing.

The Company’s future liquidity needs may vary materially from those currently planned and will depend on many factors, including the more aggressive and expansive growth plan in the case of becoming public company, or for any unforeseen reductions in demand.

Restatement of Prior Year Financial Statements

During the preparation of the Company’s combined financial statements for the year ended March 31, 2023, the Company discovered that certain intercompany transactions were not properly recorded during the year ended March 31, 2022. As a result, the Company had understated the cost of sales, with related overstatement of inventories, understatement of accrued expenses and other current liabilities, understatement of selling, general and administrative expenses in the previously issued audited financial statements for the year ended March 31, 2022. The Company concluded that the previously issued audited financial statements for the year ended March 31, 2022 should no longer be relied upon.

A reconciliation from the previously issued financial statements to the restated amounts as of March 31, 2022 and for the year ended March 31, 2022 is included in the tables below. The Company’s previously issued financial statements are labeled as “As Previously Reported”. The amounts labeled “Adjustment” represent the effects of the restatement adjustments to correct the error discussed above and other immaterial errors. The adjustments related to the error in intercompany transactions discussed above are referred as adjustment 1 in the table. Also included in the amounts labeled “Adjustment” are the correction of certain other previously identified immaterial adjustments which are referred as adjustment 2 in the table. These immaterial adjustments are primarily related to omission of revenue from services of $59, pension transition obligation of $632 inappropriately recognized in accumulated other comprehensive income in years prior to the periods presented in these combined financial statements, a reclass error related to advance payments from customers in the combined balance sheet, and a reclass error within net cash used in operating activities in the combined statement of cash flows related to pension income. The tax effects of the restatement adjustments were de minimis. Amounts depicted with the title “As Restated” throughout this footnote include the impact of the restatement adjustment and other immaterial adjustments.

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)

Combined Statement of Operations
(in thousands)

For the year ended March 31, 2022

	As Previously Reported	Adjustments		As Restated
Revenue	$48,979	$59	2	$49,038
Cost of sales	$22,750	$1,514	1	$24,264
Gross Profit	$26,229	$(1,455)	1,2	$24,774
Selling and administrative expense	$27,633	$(357)	1	$27,276
Total operating expenses	$35,589	$(357)	1	$35,232
Operating Loss	$(9,360)	$(1,098)	1,2	$(10,458)
Loss before income taxes	$(10,259)	$(1,098)	1,2	$(11,357)
Net loss	$(10,955)	$(1,098)	1,2	$(12,053)

Combined Balance Sheet
(in thousands)

As of March 31, 2022

	As Previously Reported	Adjustments		As Restated
Accounts receivables, net	$6,385	$59	2	$6,444
Inventories, net	$5,559	$(767)	1	$4,792
Total current assets	$26,142	$(708)	1,2	$25,434
Total assets	$34,729	$(708)	1,2	$34,021
Accounts payable	$4,988	$(1,408)	2	$3,580
Advance payments from customers	$-	$4,211	2	$4,211
Accrued expenses and other current liabilities	$10,749	$(2,696)	1,2	$8,053
Total current liabilities	$48,735	$107	1	$48,842
Total liabilities	$60,336	$107	1	$60,443
Net parent company investment	$(30,031)	$(472)	1,2	$(30,503)
Accumulated other comprehensive income	$4,424	$(343)	1,2	$4,081
Total (deficit)	$(25,607)	$(815)	1,2	$(26,422)
Total liabilities and (deficit)	$34,729	$(708)	1,2	$34,021

Combined Statement of Comprehensive Loss
(in thousands)

For the year ended March 31, 2022

	As Previously Reported	Adjustments		As Restated
Net Loss	$(10,955)	$(1,098)	1,2	$(12,053)
Foreign currency translation adjustments, net of tax	$407	$283	1	$690
Other comprehensive income	$1,712	$283	1	$1,995
Comprehensive loss	$(9,243)	$(815)	1	$(10,058)

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)

Combined Statement of Changes in Equity (Deficit)
(in thousands)

For the year ended March 31, 2022

	Net Parent Company Investment			Accumulated Other Comprehensive Income
	As Previously Reported	Adjustments	As Restated	As Previously Reported	Adjustments	As Restated
Balance, March 31, 2020	$(8,046)	$626	$(7,420)	$330	$(626)	$(296)
Balance, March 31, 2021	$(18,897)	$626	$(18,271)	$2,712	$(626)	$2,086
Net Loss	$(10,955)	$(1,098)	$(12,053)	$-	$-	$-
Other comprehensive income, net of tax	$-	$-	$-	$1,712	$283	$1,995
Balance, March 31, 2022	$(30,031)	$(472)	$(30,503)	$4,424	$(343)	$4,081

Combined Statement of Cash Flow
(in thousands)

For the year ended March 31, 2022

	As Previously Reported	Adjustments		As Restated
Net loss	$(10,955)	$(1,098)	1,2	$(12,053)
Pension income	$1,013	$(1,295)	2	$(282)
Accounts receivables, net	$3,521	$(59)	2	$3,462
Inventories	$2,421	$768	1	$3,189
Accounts payable	$(339)	$(770)	2	$(1,109)
Other Liabilities	$(677)	$1,576	1,2	$899
Advance payments from customers	$-	$3,063	2	$3,063
Accrued expense and other current liabilities	$838	$(2,185)	1,2	$(1,347)
Net cash used in operating activities	$(744)	$-		$(744)